Investments Measured at Fair Value on Recurring Basis (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading account securities	₨ 167,513.9	$ 2,572.8	₨ 35,363.7
Securities Available-for-Sale	2,222,711.0	34,137.8	2,111,385.6
Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading account securities	3,652.4		4.8
Fair Value Measurements Using Significant other observable inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading account securities	163,861.5		35,358.9
Fair Value Measurements Using Significant unobservable inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading account securities	0.0		0.0
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading account securities	167,513.9		35,363.7
Securities Available-for-Sale	2,222,002.6		2,110,677.4
Investments	2,389,516.5	36,699.7	2,146,041.1
Fair Value, Measurements, Recurring | Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading account securities	3,652.4		4.8
Securities Available-for-Sale	4,569.0		8,198.7
Investments	8,221.4	126.2	8,203.5
Fair Value, Measurements, Recurring | Fair Value Measurements Using Significant other observable inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading account securities	163,861.5		35,358.9
Securities Available-for-Sale	2,198,899.0		2,080,579.6
Investments	2,362,760.5	36,288.8	2,115,938.5
Fair Value, Measurements, Recurring | Fair Value Measurements Using Significant unobservable inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities Available-for-Sale	18,534.6		21,899.1
Investments	₨ 18,534.6	$ 284.7	₨ 21,899.1